Fees Summary	Oct. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 669,000
Previously Paid Amount	0.00
Total Fee Amount	102.42
Total Offset Amount	0.00
Net Fee	102.42
Narrative - Max Aggregate Offering Price	$ 669,000
Final Prospectus	true